Putnam VT Global Equity Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Aerospace and defense (1.0%)
L3 Technologies, Inc.	7,000	$1,444,590

		1,444,590
Auto components (1.1%)
Pirelli & C. SpA (Italy)(NON)	261,155	1,680,951

		1,680,951
Banks (2.2%)
Bank of America Corp.	78,600	2,168,574
Bank of Ireland Group PLC (Ireland)	193,514	1,152,665

		3,321,239
Beverages (3.8%)
Asahi Group Holdings, Ltd. (Japan)	39,800	1,777,552
Coca-Cola Co. (The)	33,200	1,555,752
Pernod Ricard SA (France)	13,105	2,352,086

		5,685,390
Biotechnology (0.9%)
Vertex Pharmaceuticals, Inc.(NON)	7,500	1,379,625

		1,379,625
Building products (1.2%)
Johnson Controls International PLC	46,800	1,728,792

		1,728,792
Capital markets (1.7%)
E*Trade Financial Corp.	23,793	1,104,709
Edelweiss Financial Services, Ltd. (India)	527,780	1,506,834

		2,611,543
Chemicals (1.8%)
Novozymes A/S Class B (Denmark)	22,108	1,016,475
Sherwin-Williams Co. (The)	3,800	1,636,698

		2,653,173
Commercial services and supplies (—%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	3	3
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1

		4
Construction and engineering (0.8%)
Kyudenko Corp. (Japan)	37,400	1,176,419

		1,176,419
Construction materials (1.1%)
Summit Materials, Inc. Class A(NON)	101,172	1,605,600

		1,605,600
Containers and packaging (2.5%)
Ball Corp.	43,900	2,540,054
SIG Combibloc Group AG (Switzerland)(NON)	122,570	1,255,550

		3,795,604
Distributors (1.1%)
PALTAC Corp. (Japan)	31,100	1,696,738

		1,696,738
Diversified financial services (1.6%)
Challenger, Ltd. (Australia)	119,718	707,583
Eurazeo SA (France)	21,407	1,608,892

		2,316,475
Entertainment (3.6%)
Activision Blizzard, Inc.	25,400	1,156,462
Live Nation Entertainment, Inc.(NON)	28,800	1,829,952
Nintendo Co., Ltd. (Japan)	3,000	859,106
Walt Disney Co. (The)	13,300	1,476,699

		5,322,219
Equity real estate investment trusts (REITs) (0.7%)
Hibernia REIT PLC (Ireland)	693,388	1,039,152

		1,039,152
Food products (3.6%)
Associated British Foods PLC (United Kingdom)	35,751	1,135,693
Hershey Co. (The)	13,800	1,584,654
Nomad Foods, Ltd. (United Kingdom)(NON)	132,050	2,700,423

		5,420,770
Health-care equipment and supplies (6.1%)
Becton Dickinson and Co. (BD)	13,300	3,321,409
Boston Scientific Corp.(NON)	75,000	2,878,500
Danaher Corp.	14,100	1,861,482
ICU Medical, Inc.(NON)	4,662	1,115,756

		9,177,147
Health-care providers and services (0.8%)
Cigna Corp.	7,700	1,238,314

		1,238,314
Health-care technology (0.5%)
CompuGroup Medical SE (Germany)	12,021	707,939

		707,939
Hotels, restaurants, and leisure (3.7%)
Compass Group PLC (United Kingdom)	107,235	2,520,312
Dalata Hotel Group PLC (Ireland)	178,592	1,177,973
Hilton Worldwide Holdings, Inc.	21,378	1,776,726

		5,475,011
Household durables (1.4%)
HC Brillant Services GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	6	5
Lennar Corp. Class A	41,669	2,045,531

		2,045,536
Independent power and renewable electricity producers (4.0%)
NRG Energy, Inc.	140,803	5,981,314

		5,981,314
Industrial conglomerates (0.9%)
Toshiba Corp. (Japan)	42,800	1,364,054

		1,364,054
Insurance (6.3%)
Assured Guaranty, Ltd.	106,192	4,718,111
Fairfax Financial Holdings, Ltd. (Canada)	4,115	1,906,076
Prudential PLC (United Kingdom)	79,051	1,583,009
QBE Insurance Group, Ltd. (Australia)	144,766	1,263,666

		9,470,862
Interactive media and services (3.1%)
Alphabet, Inc. Class C(NON)	3,938	4,620,495

		4,620,495
Internet and direct marketing retail (2.4%)
Amazon.com, Inc.(NON)	1,991	3,545,473
Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Luxembourg)(NON)(F)(RES)	5,179	46,712

		3,592,185
IT Services (5.6%)
Accenture PLC Class A	5,400	950,508
DXC Technology Co.	26,800	1,723,508
First Data Corp. Class A(NON)	77,200	2,028,044
GoDaddy, Inc. Class A(NON)	21,100	1,586,509
Visa, Inc. Class A(S)	13,576	2,120,435

		8,409,004
Leisure products (1.2%)
Universal Entertainment Corp. (Japan)(S)	58,900	1,783,543

		1,783,543
Oil, gas, and consumable fuels (9.6%)
Cenovus Energy, Inc. (Canada)	314,674	2,731,484
Cheniere Energy, Inc.(NON)	23,572	1,611,382
ConocoPhillips	21,100	1,408,214
Enterprise Products Partners LP	61,310	1,784,121
Kinder Morgan, Inc.	127,300	2,547,273
Pioneer Natural Resources Co.	8,400	1,279,152
Seven Generations Energy, Ltd. Class A (Canada)(NON)	103,900	750,279
Suncor Energy, Inc. (Canada)	67,935	2,201,717

		14,313,622
Personal products (3.7%)
Shiseido Co., Ltd. (Japan)	26,000	1,881,680
Unilever NV ADR (Netherlands)	62,381	3,623,352

		5,505,032
Pharmaceuticals (1.4%)
AstraZeneca PLC (United Kingdom)	13,555	1,083,116
Bayer AG (Germany)	16,347	1,056,226

		2,139,342
Real estate management and development (1.9%)
Kennedy-Wilson Holdings, Inc.	73,652	1,575,416
Open House Co., Ltd. (Japan)	35,200	1,211,239

		2,786,655
Road and rail (1.5%)
Union Pacific Corp.	13,700	2,290,640

		2,290,640
Semiconductors and semiconductor equipment (3.3%)
NXP Semiconductors NV	17,600	1,555,664
SCREEN Holdings Co., Ltd. (Japan)	28,700	1,160,108
Sino-American Silicon Products, Inc. (Taiwan)	539,000	1,177,170
Texas Instruments, Inc.	9,500	1,007,665

		4,900,607
Software (6.0%)
Adobe, Inc.(NON)	6,400	1,705,536
Instructure, Inc.(NON)	22,200	1,046,064
Microsoft Corp.	17,200	2,028,568
RealPage, Inc.(NON)	25,300	1,535,457
ServiceNow, Inc.(NON)	10,800	2,662,092

		8,977,717
Specialty retail (2.7%)
Advance Auto Parts, Inc.	15,000	2,557,950
Lowe's Cos., Inc.	13,854	1,516,597

		4,074,547
Technology hardware, storage, and peripherals (0.5%)
Samsung Electronics Co., Ltd. (South Korea)	20,415	802,811

		802,811
Thrifts and mortgage finance (1.0%)
Radian Group, Inc.	70,579	1,463,808

		1,463,808
Trading companies and distributors (1.6%)
Ashtead Group PLC (United Kingdom)	43,553	1,050,842
Yellow Cake PLC (United Kingdom)(NON)	463,833	1,354,737

		2,405,579

Total common stocks (cost $129,740,183)		$146,404,048

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
	Shares	Value
Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16 and 9/14/17, cost $26,433) (Luxembourg) (Private)(NON)(F)(RES)	4,021	$36,992
Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $801,843) (Private)(NON)(F)(RES)	23,711	1,156,385

Total convertible preferred stocks (cost $828,276)		$1,193,377

SHORT-TERM INVESTMENTS (3.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	Shares	2,854,648	$2,854,648
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	2,140,873	2,140,873
U.S. Treasury Bills 2.473%, 7/25/19		$60,000	59,547
U.S. Treasury Bills 2.466%, 7/18/19(SEGSF)		183,000	181,704

Total short-term investments (cost $5,236,737)			$5,236,772
TOTAL INVESTMENTS

Total investments (cost $135,805,196)			$152,834,197

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $29,552,397) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/19/19	$1,973,283	$2,007,856	$34,573
		Euro	Buy	6/19/19	505,179	513,711	(8,532)
		Japanese Yen	Sell	5/15/19	1,029,968	1,051,815	21,847
	Barclays Bank PLC
		Euro	Buy	6/19/19	391,135	397,771	(6,636)
		Hong Kong Dollar	Buy	5/15/19	1,846,971	1,851,493	(4,522)
		Swiss Franc	Buy	6/19/19	3,369,706	3,370,709	(1,003)
	Citibank, N.A.
		Canadian Dollar	Buy	4/17/19	110,571	110,363	208
		Canadian Dollar	Sell	4/17/19	110,571	109,048	(1,523)
		Danish Krone	Buy	6/19/19	71,255	72,546	(1,291)
		Japanese Yen	Sell	5/15/19	997,848	1,018,980	21,132
	Goldman Sachs International
		Canadian Dollar	Sell	4/17/19	921,920	909,187	(12,733)
		Euro	Buy	6/19/19	585,348	595,332	(9,984)
		Japanese Yen	Buy	5/15/19	5,024,349	5,130,914	(106,565)
		New Taiwan Dollar	Sell	5/15/19	1,295,613	1,299,592	3,979
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	5/15/19	30,966	30,736	230
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	530,002	523,478	6,524
		Canadian Dollar	Sell	4/17/19	185,357	191,987	6,630
		Japanese Yen	Sell	5/15/19	1,732,404	1,769,577	37,173
		Norwegian Krone	Buy	6/19/19	390,178	393,669	(3,491)
		Singapore Dollar	Buy	5/15/19	801,017	805,089	(4,072)
		South Korean Won	Sell	5/15/19	1,069,334	1,085,568	16,234
		Swedish Krona	Buy	6/19/19	1,258,577	1,268,875	(10,298)
		Swiss Franc	Sell	6/19/19	22,257	22,261	4
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	713,748	705,018	8,730
		British Pound	Sell	6/19/19	428,992	434,981	5,989
		Canadian Dollar	Sell	4/17/19	1,218,297	1,201,813	(16,484)
		Israeli Shekel	Buy	4/17/19	388,296	379,477	8,819
		Japanese Yen	Sell	5/15/19	1,505,313	1,537,406	32,093
	WestPac Banking Corp.
		Canadian Dollar	Buy	4/17/19	382,543	381,299	1,244
		Canadian Dollar	Sell	4/17/19	382,543	381,846	(697)

	Unrealized appreciation						205,409

	Unrealized (depreciation)						(187,831)

	Total						$17,578
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $149,563,610.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,240,098, or 0.8% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,264,386	$8,602,214	$13,011,952	$37,911	$2,854,648
	Putnam Short Term Investment Fund**	1,198,353	7,421,217	6,478,697	17,347	2,140,873

	Total Short-term investments	$8,462,739	$16,023,431	$19,490,649	$55,258	$4,995,521
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,854,648, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,780,618.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $84,371.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $129,631 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.9%
	Japan	8.6
	United Kingdom	7.6
	Canada	5.1
	France	2.6
	Netherlands	2.4
	Ireland	2.2
	Australia	1.3
	Germany	1.2
	Italy	1.1
	India	1.0
	Switzerland	0.9
	Taiwan	0.8
	Denmark	0.7
	South Korea	0.5
	Luxembourg	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $137,464 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $84,371 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$9,083,608	$859,106	$—
Consumer discretionary	16,821,513	3,480,281	46,717
Consumer staples	12,951,960	3,659,232	—
Energy	14,313,622	—	—
Financials	15,705,844	3,478,083	—
Health care	14,642,367	—	—
Industrials	7,869,601	2,540,473	4
Information technology	19,950,050	3,140,089	—
Materials	8,054,377	—	—
Real estate	2,614,568	1,211,239	—
Utilities	5,981,314	—	—

Total common stocks	127,988,824	18,368,503	46,721
Convertible preferred stocks	—	—	1,193,377
Short-term investments	2,140,873	3,095,899	—

Totals by level	$130,129,697	$21,464,402	$1,240,098
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$17,578	$—

Totals by level	$—	$17,578	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$205,409	$187,831

Total	$205,409	$187,831

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$31,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com